Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets and liabilities
Schedule of financial assets

	2019		2018		2017
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Jet fuel Asian call options	Ps.	—	Ps.	48,199	Ps.	497,403
Jet fuel Zero-Cost collars		133,567		—		—
Foreign currency forward contracts		—		14,241		—
Interest rate cap		2,695		—		—
Total financial assets	Ps.	136,262	Ps.	62,440	Ps.	497,403
Presented on the consolidated statements of financial position as follows:
Current	Ps.	133,567	Ps.	62,440	Ps.	497,403
Non-current	Ps.	2,695	Ps.	—	Ps.	—

Schedule of short-term and long-term debt

		2019		2018		2017
I.	Revolving line of credit with Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on May 31, 2022, bearing annual interest rate at the three-month LIBOR plus a spread of 260 basis points.	Ps.	3,308,509	Ps.	3,045,574	Ps.	2,528,388
II.	The Company issued in the Mexico market Asset backed trust notes (“CEBUR”), in Mexican pesos, maturing on June 20th, 2024 bearing annual interest rate at TIIE 28 days plus 175 basis points.		1,459,871		—		—

III.	In December 2016, the Company entered into a short-term working capital facility with Banco Nacional de México S.A. (“Citibanamex”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a 90 basis points.		—		461,260		948,354
IV.	In December 2019, the Company entered into a short-term working capital facility with Banco Sabadell S.A., Institución de Banca Multiple (“Sabadell”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a 120 basis points.		200,000		—		—
V.	Amortized transaction costs		(22,472)		—		—
VI.	Accrued interest and other financial cost		30,061		16,364		5,972
			4,975,969		3,523,198		3,482,714
Less: Short-term maturities			2,086,017		1,212,259		2,403,562
Long-term		Ps.	2,889,952	Ps.	2,310,939	Ps.	1,079,152

TIIE: Mexican interbank rate

Summary of scheduled principal payments of financial debt and accrued interest

	2020		2021		2022		2023		2024			Total
Santander/Bancomext	Ps.	1,881,676	Ps.	1,428,534	Ps.	24,019	Ps.	—	Ps.	—		Ps.	3,334,229
CEBUR		4,341		250,000		500,000		500,000		209,871	(1)		1,464,212
Banco Sabadell		200,000		—		—		—		—			200,000
Total	Ps.	2,086,017	Ps.	1,678,534	Ps.	524,019	Ps.	500,000	Ps.	209,871		Ps.	4,998,441

Schedule of changes in liabilities from financing activities

									Current vs non-
									current
	January 1,		Net cash		Accrued		Foreign exchange		reclassification		December 31,
	2019		Flows		Interest		movement		and other		2019
Current interest-bearing loans and borrowings	Ps.	1,212,259	Ps.	(633,609)	Ps.	13,698	Ps.	(41,173)	Ps.	1,534,842	Ps.	2,086,017
Non-current interest -bearing loans and borrowings		2,310,939		2,273,143		—		(122,466)		(1,571,664)		2,889,952
Total liabilities from financing activities	Ps.	3,523,198	Ps.	1,639,534	Ps.	13,698	Ps.	(163,639)	Ps.	(36,822)	Ps.	4,975,969

									Current vs non-
									current
	January 1,		Net cash		Accrued		Foreign exchange		reclassification		December 31,
	2018		Flows		Interest		movement		and other		2018
Current interest-bearing loans and borrowings	Ps.	2,403,562	Ps.	(793,363)	Ps.	10,392	Ps.	71,380	Ps.	(479,712)	Ps.	1,212,259
Non-current interest -bearing loans and borrowings		1,079,152		808,620		—		(56,945)		480,112		2,310,939
Total liabilities from financing activities	Ps.	3,482,714	Ps.	15,257	Ps.	10,392	Ps.	14,435	Ps.	400	Ps.	3,523,198

									Current vs non-
									current
	January 1,		Net cash		Accrued		Foreign exchange		reclassification		December 31,
	2017		Flows		Interest		movement		and other		2017
Current interest-bearing loans and borrowings	Ps.	1,051,237	Ps.	419,350	Ps.	(130)	Ps.	25,924	Ps.	907,181	Ps.	2,403,562
Non-current interest - bearing loans and borrowings		943,046		1,093,808		—		(50,521)		(907,181)		1,079,152
Total liabilities from financing activities	Ps.	1,994,283	Ps.	1,513,158	Ps.	(130)	Ps.	(24,597)	Ps.	—	Ps.	3,482,714

Schedule of other financial liabilities

	2019		2018		2017
Derivative financial instruments designated as CFH (effective portion recognized within OCI):
Zero-Cost Collar options	Ps.	—	Ps.	122,948	Ps.	—
Total financial liabilities	Ps.	—	Ps.	122,948	Ps.	—
Presented on the consolidated statements of financial position as follows:
Current	Ps.	—	Ps.	122,948	Ps.	—
Non-current	Ps.	—	Ps.	—	Ps.	—